Revenue - Summary of Changes in Contract Assets and Contract Liabilities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract assets
Net increase of customer contracts	$ 7,961	$ 6,933	$ 6,035
Reclassified to trade receivables	(6,574)	(6,149)	(6,039)
Significant changes of contract assets	1,387	784	(4)
Contract liabilities
Net increase of customer contracts	187	9	0
Recognized as revenues	(173)	(5)	(12)
Significant changes of contract liabilities	$ 14	$ 4	$ (12)